FINANCIAL RISK MANAGEMENT OBJECTIVES - Commodity Price Sensitivity (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
6% increase in commodity price
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Change in year-end price	6.00%
Effect on profit before tax	$ 1,826
6% decrease in commodity price
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Change in year-end price	(6.00%)
Effect on profit before tax	$ (1,826)
14% decrease in commodity price
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Change in year-end price		(14.00%)
Effect on profit before tax		$ (3,296)
14% increase in commodity price
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Change in year-end price		14.00%
Effect on profit before tax		$ 3,296